DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT	12 Months Ended
Dec. 31, 2012
DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT [Abstract]
DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT
10.	DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT

Deposit on acquisition of future land use right as of December 31, 2012 and December 31, 2011 amounted to $Nil and $12,710,719 respectively.

The Company's related party, Zhengzhou No. 2 Iron and Steel Company Limited ("Zhengzhou Company") owns a land use right totaling 24.94 acres. The Company's subsidiary, Henan Green, currently leases a part of the land use rights for 6.69 acres from Zhengzhou Company which was the former owner of Henan Green. The Company's existing production lines and warehouses are located on this parcel of land. For operation risk mitigating purposes, the Company has started the process of transferring the title of the land use right for the 24.94 acres from Zhengzhou Company.

On February 26, 2013, Henan Green Complex Materials Co., Ltd. ("Henan Green"), the indirectly wholly owned subsidiary of the Company, entered into an equity/asset transfer agreement ("the "Equity Transfer Agreement") with the Zhengzhou Company pursuant to which Henan Green acquired 100% ownership of Zhengzhou Company. As of December 31, 2012, the deposit on acquisition of future land use right was utilized as the part of the deposit on acquisition of business.